Income taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income taxes
Schedule of changes in deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2020	10,335	1,770	8,565
Effect in income statement	(1,130)	37	(1,167)
Translation adjustment	196	43	153
Other comprehensive income	(63)	135	(198)
Balance at June 30, 2021	9,338	1,985	7,353

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2019	9,217	1,882	7,335
Effect in income statement	1,121	(56)	1,177
Translation adjustment	(2,352)	(127)	(2,225)
Other comprehensive income	1,818	(68)	1,886
Balance at June 30, 2020	9,804	1,631	8,173

Schedule of amount presented as income taxes in the income statement reconciled to the rate established by law

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Income before income taxes	9,610	1,064	16,897	576
Income taxes at statutory rate - 34%	(3,267)	(362)	(5,745)	(196)
Adjustments that affect the basis of taxes:
Tax incentives	1,163	179	1,618	489
Equity results	36	14	26	(23)
Addition (reversal) of tax loss carryforward	(63)	22	(109)	448
Others	58	2	327	(214)
Income taxes	(2,073)	(145)	(3,883)	504

Schedule of income taxes settlement

	June 30, 2021	December 31, 2020
Current liabilities	356	340
Non-current liabilities	2,336	2,404
REFIS liabilities	2,692	2,744

SELIC rate	4.25% per year	2.00% per year